Commitments and Contingencies - Schedule of Commitments with Financial Institutions (Details) $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($)
Schedule of Commitments with Financial Institutions [Line Items]
Credit Line	$ 6,313
Used Amounts	$ 5,032
Industrial Bank of Korea [Member]
Schedule of Commitments with Financial Institutions [Line Items]
Type	Operating Funds Loan	[1],[2]
Credit Line	$ 4,735	[1],[2]
Used Amounts	$ 4,176	[1],[2]
KOSME (Korea SMEs and Startups Agency) [Member]
Schedule of Commitments with Financial Institutions [Line Items]
Type	Operating Funds Loan
Credit Line	$ 661
Used Amounts	$ 348
Woori Bank [Member]
Schedule of Commitments with Financial Institutions [Line Items]
Type	Operating Funds Loan
Credit Line	$ 529
Used Amounts	$ 120
Hana Bank [Member]
Schedule of Commitments with Financial Institutions [Line Items]
Type	Facility loans
Credit Line	$ 190
Used Amounts	$ 190
Hana Bank [Member]
Schedule of Commitments with Financial Institutions [Line Items]
Type	Working capital loans
Credit Line	$ 198
Used Amounts	$ 198

[1]	As of March 31, 2026 land, buildings, machinery, and equipment have been provided as collateral (with a secured amount of $3.3 million for long term debt (refer to Note 7 — Property, Plant and Equipment, Net and Note 9 — Debt) and joint guarantees issued for related parties (refer to Note 17 — Related Party Transactions).
[2]	As of March 31, 2026, the Company established pledge fire insurance claims (with a pledge amount of $1.5 million (refer to Note 9 — Debt).